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                       PRUDENTIAL EUROPE GROWTH FUND, INC.

                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                            Newark, New Jersey 07102

                                  July 2, 2003

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Prudential Europe Growth Fund, Inc.
                  1933 Act File No.: 33-53151
                  1940 Act File No.: 811-7167

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on June 30, 2003.

         If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

                                              Very truly yours,

                                              /s/ Jonathan D. Shain
                                              ---------------------

                                              Jonathan D. Shain
                                              Secretary